Additional Financial Information of Parent Company - Financial Statements Schedule I - Condensed Balance Sheets - (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Jul. 13, 2022	Dec. 31, 2021
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, treasury stock	0		919,515
Class A ordinary shares
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, par value	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	100,000,000		91,394,900
Ordinary shares, shares issued	31,945,575		22,683,970
Ordinary shares, shares outstanding	31,301,932		21,764,455
Class B ordinary shares
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, shares authorized	0		8,605,100
Ordinary shares, shares issued	0	0	8,315,000
Ordinary shares, shares outstanding	0	0	8,315,000
Parent company
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, treasury stock	0		919,515
Parent company | Class A ordinary shares
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, par value	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	100,000,000		91,394,900
Ordinary shares, shares issued	31,945,575		22,683,970
Ordinary shares, shares outstanding	31,301,932		21,764,455
Parent company | Class B ordinary shares
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, shares authorized	0		8,605,100
Ordinary shares, shares issued	0		8,315,000
Ordinary shares, shares outstanding	0		8,315,000